Financial Risk Management - Summary of Aging Analysis of Gross Values by Risk Category (Detail) kr in Millions	Dec. 31, 2018 SEK (kr)
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	kr 10,413
Country risk Low [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	2,374
Country risk medium [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	4,169
Country risk high [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	3,870
Maturity within 3 months [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	3,910
Maturity within 3 months [member] | Country risk Low [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	1,387
Maturity within 3 months [member] | Country risk medium [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	1,596
Maturity within 3 months [member] | Country risk high [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	927
Later than 3 months and not later than 6 months [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	1,504
Later than 3 months and not later than 6 months [member] | Country risk Low [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	350
Later than 3 months and not later than 6 months [member] | Country risk medium [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	540
Later than 3 months and not later than 6 months [member] | Country risk high [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	614
Later than 6 months and not later than 1 year [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	1,147
Later than 6 months and not later than 1 year [member] | Country risk Low [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	139
Later than 6 months and not later than 1 year [member] | Country risk medium [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	309
Later than 6 months and not later than 1 year [member] | Country risk high [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	699
Longer than 1 year [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	3,852
Longer than 1 year [member] | Country risk Low [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	498
Longer than 1 year [member] | Country risk medium [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	1,724
Longer than 1 year [member] | Country risk high [member]
Disclosure of credit risk exposure [line items]
Aging analysis by risk category	kr 1,630